Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	[1]	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	[1]	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade payables and accrued liabilities	$ 6,466,196			$ 3,626,462
Salaries and fringe benefits	5,757,652			6,584,878
Interest payable on credit facility	221,247			353,014
Deferred revenue (note 6)	1,104,229			311,516			$ 5,845	$ 100,271
Others	21,581			112,492
Total	$ 13,570,905	$ 12,466,676		$ 10,988,362	$ 10,676,846

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.